Deposits (Details Textual) (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits held from various parties	$ 789	$ 537